 Dear Current and Future Shareholders,

The only good thing about this semi-annual period is that it is over! By now all of you know that the Internet bubble burst, technology crashed and burned, and in the last three months of the year the economy finally slowed. All of this had the obvious negative effect on stocks and bear market sentiment has prevailed. Is the raging bull market we have experienced since 1982 over? We think not. However, future advances may be more moderate. Irrational exuberance has subsided and perhaps markets will now be more rational!

The landscape for the market has changed significantly. First, the Federal Reserve is lowering rates and second, a tax cut is proposed for 2002. Both monetary and fiscal policy are going in the right direction. Sometime in the second half of this year, corporate profits will be more positive with a commensurate shift in investor sentiment.

Our focus is to overweight those groups that have historically outperformed in periods of declining interest rates. Fortunately the Fund has been positioned in many of these groups such as communications equipment, health-care/drugs, electrical equipment, telephone, and entertainment. We have increased our below average weighting in financials and energy, as these two categories also do well in the current environment.

As always, we emphasize value-creating companies with great management and a competitive advantage.

We thank you for your continued support and look forward to a more positive market this year.

Sincerely,

[/s/ David P. Como]
David P. Como
President

Trainer Wortham Funds

Past performance is no guarantee of future results. Share prices fluctuate and you may have a gain or loss when you redeem shares.

This material is to be preceded or accompanied by a prospectus. Shares of the Trainer Wortham Funds are distributed by PFPC Distributors, Inc. which is not affiliated with the First Republic Bank and is not a bank. Trainer Wortham & Co., Inc. is the investment advisor to the Funds, for which it receives a fee.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                               MARKET
 SHARES                                                                         VALUE
---------                                                                    -----------
             COMMON STOCK - 95.18%
             COMPUTER SOFTWARE & SERVICES - 2.85%
   46,100    America Online, Inc.*.......................................    $ 1,604,280
                                                                             -----------
             DIVERSIFIED OPERATIONS - 5.12%
   60,225    General Electric Co. .......................................      2,887,036
                                                                             -----------
             ELECTRONICS/MANUFACTURING - 10.74%
   50,000    Sanmina Corp.*..............................................      3,831,250
   65,500    Solectron Corp.*............................................      2,220,450
                                                                             -----------
                                                                               6,051,700
                                                                             -----------
             FINANCIAL - 9.34%
   70,349    Citigroup, Inc. ............................................      3,592,196
   30,000    Wells Fargo & Co. ..........................................      1,670,625
                                                                             -----------
                                                                               5,262,821
                                                                             -----------
             MEDIA/BROADCASTING - 20.60%
   76,700    American Tower Corp., Class A...............................      2,905,012
   60,000    Clear Channel Communications, Inc.*.........................      2,906,250
   80,000    Comcast Corp., Special Class A*.............................      3,340,000
   88,000    Infinity Broadcasting Corp., Class A*.......................      2,458,500
                                                                             -----------
                                                                              11,609,762
                                                                             -----------
             MEDICAL - PHARMACEUTICAL - 18.92%
   66,350    Amgen, Inc.*................................................      4,242,253
   24,500    Johnson & Johnson...........................................      2,574,031
   41,100    Merck & Co., Inc. ..........................................      3,847,988
                                                                             -----------
                                                                              10,664,272
                                                                             -----------
             OIL & GAS PRODUCTS - 8.61%
   25,000    Anadarko Petroleum Corp. ...................................      1,777,000
   37,000    Enron Corp. ................................................      3,075,625
                                                                             -----------
                                                                               4,852,625
                                                                             -----------
             TECHNOLOGY & COMPUTER - 9.38%
   36,500    Applera Corp. - Applied Biosystems Group....................      3,433,281
   48,500    Cisco Systems, Inc.*........................................      1,855,125
                                                                             -----------
                                                                               5,288,406
                                                                             -----------
             TELECOMMUNICATIONS - 9.62%
   70,150    Qwest Communications International, Inc.*...................      2,876,150
   65,000    Western Wireless Corp., Class A*............................      2,547,188
                                                                             -----------
                                                                               5,423,338
                                                                             -----------
             TOTAL COMMON STOCKS (COST $37,925,697)......................     53,644,240
                                                                             -----------

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                               MARKET
 SHARES                                                                         VALUE
---------                                                                    -----------
             SHORT TERM INVESTMENTS - 5.42%
3,054,510    PNC Bank, Money Market, 6.51% (Cost $3,054,510).............    $ 3,054,510
                                                                             -----------
             TOTAL INVESTMENTS (COST $40,980,207**) - 100.60%............     56,698,750
                                                                             -----------
             OTHER LIABILITIES LESS OTHER ASSETS - (0.60)%...............       (337,989)
                                                                             -----------
             NET ASSETS - 100.00%........................................    $56,360,761
                                                                             ===========
 * Non-income producing security
** Cost for Federal income tax purposes is $40,980,207 and net unrealized appreciation consists of:
             Gross unrealized appreciation...............................    $17,015,909
             Gross unrealized depreciaton................................     (1,297,366)
                                                                             -----------
             Net unrealized appreciation.................................    $15,718,543
                                                                             ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 FIRST
                                                              MUTUAL FUND
                                                              -----------
ASSETS
  Investments in securities at market value (identified cost
    $40,980,207) (Note 1)...................................  $56,698,750
  Receivables:
    Dividends and interest..................................       38,182
    Capital stock sold......................................       20,472
  Other assets..............................................        1,489
                                                              -----------
    TOTAL ASSETS............................................   56,758,893
                                                              -----------
LIABILITIES
  Payables:
    Capital stock redeemed..................................      300,298
    Advisory fee............................................       34,041
    Distribution fee........................................       11,347
  Accrued expenses..........................................       52,446
                                                              -----------
    TOTAL LIABILITIES.......................................      398,132
                                                              -----------
NET ASSETS
  (applicable to outstanding shares of 4,235,916; unlimited
    shares of $0.001 par value authorized)..................  $56,360,761
                                                              ===========
  Net asset value, offering and redemption price per
    share...................................................  $     13.31
                                                              ===========
SOURCE OF NET ASSETS
  Paid-in capital...........................................  $43,248,569
  Undistributed net investment loss.........................     (359,749)
  Accumulated net realized loss on investments..............   (2,246,602)
  Net unrealized appreciation of investments................   15,718,543
                                                              -----------
    NET ASSETS..............................................  $56,360,761
                                                              ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 FIRST
                                                              MUTUAL FUND
                                                              ------------
INVESTMENT INCOME
  Dividends.................................................  $    105,222
  Interest..................................................        48,953
                                                              ------------
    TOTAL INCOME............................................       154,175
                                                              ------------
EXPENSES
  Advisory fees (Note 3)....................................       253,431
  Distribution expense (Note 3).............................        84,477
  Administrator expense.....................................        44,846
  Transfer agent fees.......................................        32,110
  Bookkeeping and pricing...................................        22,902
  Insurance expense.........................................         8,231
  Custodian fees............................................         7,194
  Legal expense.............................................         7,579
  Registration expense......................................         9,301
  Independent accountants...................................         6,467
  Trustees' fees and expenses...............................        27,800
  Reports to shareholders...................................         4,670
  Other.....................................................         4,916
                                                              ------------
    TOTAL EXPENSES..........................................       513,924
                                                              ------------
    NET INVESTMENT LOSS.....................................      (359,749)
                                                              ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss from security transactions..............    (2,246,622)
  Net change in unrealized depreciation of investments......   (12,900,378)
                                                              ------------
  Net realized and unrealized loss on investments...........   (15,147,000)
                                                              ------------
  Net decrease in net assets resulting from operations......  $(15,506,749)
                                                              ============

The notes to financial statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FIRST MUTUAL FUND
                                                            ----------------------------
                                                             SIX MONTHS
                                                               ENDED            YEAR
                                                            DECEMBER 31,       ENDED
                                                                2000          JUNE 30,
                                                            (UNAUDITED)         2000
                                                            ------------    ------------
OPERATIONS
  Net investment loss.....................................  $   (359,749)   $   (778,156)
  Net realized gain (loss) on investments.................    (2,246,622)      8,404,175
  Net change in unrealized appreciation (depreciation) of
    investments...........................................   (12,900,378)      7,064,986
                                                            ------------    ------------
  Net increase (decrease) in net assets resulting from
    operations............................................   (15,506,749)     14,691,005
                                                            ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from realized gains on investments........    (8,404,435)     (2,836,630)
                                                            ------------    ------------
    Total distributions...................................    (8,404,435)     (2,836,630)
                                                            ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Receipt from shares sold................................    20,025,240      28,367,244
  Receipt from shares issued on reinvestment of
    distributions.........................................     8,037,858       2,711,333
  Shares redeemed.........................................   (19,087,658)    (26,404,968)
                                                            ------------    ------------
  Net increase in net assets resulting from capital share
    transactions (a)......................................     8,975,440       4,673,609
                                                            ------------    ------------
    Total increase (decrease) in net assets...............   (14,935,744)     16,527,984
NET ASSETS
  Beginning of period.....................................    71,296,505      54,768,521
                                                            ------------    ------------
  End of period...........................................  $ 56,360,761    $ 71,296,505
                                                            ============    ============
  (a) Transactions in capital stock were:
      Shares sold.........................................     1,063,271       1,502,612
      Shares issued on reinvestment of distributions......       642,515         139,289
      Shares redeemed.....................................    (1,025,378)     (1,397,103)
                                                            ------------    ------------
      Net increase........................................       680,408         244,798
      Beginning balance...................................     3,555,508       3,310,710
                                                            ------------    ------------
      Ending balance......................................     4,235,916       3,555,508
                                                            ============    ============

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                     FIRST MUTUAL FUND
                               --------------------------------------------------------------
                                SIX MONTHS
                                  ENDED
                               DECEMBER 31,                YEARS ENDED JUNE 30,
                                   2000       -----------------------------------------------
                               (UNAUDITED)     2000      1999      1998      1997      1996
                               ------------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................     $20.05       $16.54    $12.47    $12.35    $13.81    $10.03
                                 -------      -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT
----------------------------
  OPERATIONS
  -------------
  Net investment loss........      (0.08)       (0.22)    (0.14)    (0.07)    (0.11)    (0.09)
  Net gain (loss) on
    securities (both realized
    and unrealized)..........      (4.31)        4.58      5.35      2.72      0.95      4.79
                                 -------      -------   -------   -------   -------   -------
    Total from investment
      operations.............      (4.39)        4.36      5.21      2.65      0.84      4.70
                                 -------      -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  ---------------------
  Distributions from capital
    gains....................      (2.35)       (0.85)    (1.14)    (2.53)    (2.30)    (0.92)
                                 -------      -------   -------   -------   -------   -------
    Total distributions......      (2.35)       (0.85)    (1.14)    (2.53)    (2.30)    (0.92)
                                 -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF
  PERIOD.....................     $13.31       $20.05    $16.54    $12.47    $12.35    $13.81
                                 =======      =======   =======   =======   =======   =======
TOTAL RETURN.................    (21.16%)#     26.50%    43.53%    25.40%     7.67%    49.12%
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period
    (in 000's)...............    $56,361      $71,297   $54,769   $39,211   $33,649   $32,147
  Ratio of expenses to
    average net assets.......      1.51%*       1.59%     1.64%     1.66%     1.87%     1.74%
  Ratio of net investment
    loss to average net
    assets...................     (1.05%)*     (1.23%)   (1.02%)   (0.56%)   (0.96%)   (0.82%)
  Portfolio turnover rate....        20%#         36%       56%       81%      109%      107%

-------------------------------------------
* Annualized.
# Not annualized.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Semi-Annual report relates to the following investment series of the Trust: Trainer Wortham First Mutual Fund ("First Mutual Fund").

The First Mutual Fund seeks capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------

the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the period ended December 31, 2000 are as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
First Mutual Fund...........................................  $12,991,127    $14,212,528

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for certain of the Trust's series pursuant to four separate investment advisory agreements (the "Agreements"). Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the average daily net assets of the First Mutual Fund. During the period ended December 31, 2000, the Trust paid the Advisor $253,431 in Advisory fees on behalf of First Mutual Fund.

The Trust has adopted a Distribution Plan (the "Plan"), with respect to the First Mutual Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse PFPC Distributors, Inc. (the "Distributor"), the Trust's sole underwriter and distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the average daily net assets of First Mutual Fund. Prior to January 2, 2001, Provident Distributors, Inc. served as the sole underwriter and distributor of the Trust.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                             TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS                                       AUDITORS
David P. Como                                  Briggs, Bunting & Dougherty, LLP
President                                      Two Logan Square, Suite 2121
                                               Philadelphia, PA 19103
John D. Knox
Vice President
                                               CUSTODIAN
Robert J. Vile                                 PFPC Trust Company, Inc.
Vice President                                 8800 Tinicum Blvd.
                                               Philadelphia, PA 19153
Brian J. O'Neill
Treasurer
                                               FUND ADMINISTRATION
Mary Jane Maloney                              PFPC Inc.
Secretary                                      3200 Horizon Drive
                                               King of Prussia, PA 19406
INVESTMENT ADVISOR
Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY 10022

Distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406 -- DFU 2/01

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

     TRUSTEES:

     Robert H. Breslin, Jr.
     David P. Como
     Raymond Eisenberg
     Todd L. Eisenberg
     David Elias
     Robert S. Lazar
     Martin S. Levine
     Timothy J. O'Hara
     James F. Twaddell
     George A. Froley III

     For more complete information including
     charges and expenses, you may request
     a prospectus by calling:
                                  866.TWFUNDS
                                  866.893.8637

                          [TRAINER WORTHAM FUNDS LOGO]
                   845 Third Avenue, New York, New York 10022
                       866.TWFUNDS-www.trainerwortham.com

                         [TRAINER WORTHAM FUNDS LOGO]

                               SEMI-ANNUAL REPORT
                               December 31, 2000

                               FIRST MUTUAL FUND